Note 8 - Accrued Interest Receivable and Other Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	ACCRUED INTEREST RECEIVABLE AND OTHER ASSETS

The components of accrued interest receivable and other assets at the years ended December 31:

(Dollar amounts in thousands)	2020	2019

Restricted stock	$5,057	$3,848
Accrued interest receivable on investment securities	854	753
Accrued interest receivable on loans	4,356	2,718
Deferred tax asset, net	1,073	374
Operating right-of-use assets	742	903
Other	1,554	1,946

Total	$13,636	$10,542

Deposits to related parties amounted to $38.6 million as of December 31, 2020.